RIGHT-OF-USE ASSETS	6 Months Ended
Jun. 30, 2026
RIGHT-OF-USE ASSETS

8. RIGHT-OF-USE ASSETS

The Company’s right-of-use assets and their carrying amounts are detailed as follows:

	2026-06-30	2025-12-31
	$	$
Gross carrying amount
Balance as at December 31, 2025	1,170,206	815,051
Addition	107,080	258,150
Current translation effects	45,081	97,005
Balance as at June 30, 2026	1,322,367	1,170,206

Depreciation and impairment
Balance as at December 31, 2025	780,799	588,408
Amortization	79,699	185,658
Current translation effects	10,165	6,733
Balance as at June 30, 2026	870,663	780,799
Carrying amount as at June 30, 2026	451,704	389,407